INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

a.	Intangible assets, net are comprised of the following:
	December 31,
	2024	2023
Original amounts:

Technology	$43,697	$43,697
Customer relationships	15,388	15,388
Marketing rights and patents	3,421	3,421
Backlog	2,564	2,564
Trademark	1,775	1,775

	66,845	66,845
Accumulated amortization:

Technology	(42,671)	(42,523)
Customer relationships	(5,285)	(4,557)
Marketing rights and patents	(3,421)	(3,301)
Backlog	(2,410)	(398)
Trademark	(133)	(15)
	(53,920)	(50,794)

	$12,925	$16,051

b.	Amortization expenses amounted to $3,126, $712 and $331 for the years ended December 31, 2024, 2023 and 2022, respectively.

c.	Estimated amortization expenses for the following years are as follows:
Year ending December 31,

2025	1,150
2026	996
2027	996
2028	996
2029 onwards	8,787

$12,925